9. SHARE CAPITAL (Details - Warrant outstanding) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Price $0.20 - $22.50
Weighted Average Exercise Price	$ 1.84
Remaining Contractual Life	.12 - 3.98 years
Warrants [Member]
Warrants Outstanding	3,131,556	4,367,297	4,533,963	3,865,797